FAIR VALUE MEASUREMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Maximum [Member]
Fair value of Short term Invetments Return Percentage	4.65%
Minimum [Member]
Fair value of Short term Invetments Return Percentage	3.00%